Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Plant and Equipment
13	PLANT AND EQUIPMENT

	Leasehold improvements	Furniture and fittings	Office equipment and software	Equipment-in- progress	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
Cost:
At January 1, 2021	38,713	8,798	38,186	6,112	91,809
Additions	5,574	1,534	5,189	11,026	23,323
Reclassification	7,668	955	7,979	(16,602)	—
Disposals	(1,941)	(650)	(1,589)	(1)	(4,181)
Written off	(1,558)	(564)	(2,833)	—	(4,955)
Currency alignment	(1,563)	(370)	(1,456)	(60)	(3,449)

At December 31, 2021	46,893	9,703	45,476	475	102,547
Additions	8,060	2,649	13,232	1,304	25,245
Acquired on acquisition of a subsidiary	263	165	293	—	721
Reclassification	—	106	82	(188)	—
Disposals	(260)	(22)	(751)	—	(1,033)
Written off	(133)	(2)	(1,271)	—	(1,406)
Currency alignment	(3,393)	(704)	(3,465)	(91)	(7,653)

At December 31, 2022	51,430	11,895	53,596	1,500	118,421

Accumulated depreciation:
At January 1, 2021	23,841	4,005	23,382	—	51,228
Depreciation for the year	10,918	1,858	9,309	—	22,085
Disposals	(1,832)	(602)	(1,468)	—	(3,902)
Written off	(1,424)	(561)	(2,817)	—	(4,802)
Currency alignment	(834)	(162)	(775)	—	(1,771)

At December 31, 2021	30,669	4,538	27,631	—	62,838
Depreciation for the year	8,879	2,115	9,982	—	20,976
Disposals	(225)	(18)	(653)	—	(896)
Written off	(116)	(2)	(1,271)	—	(1,389)
Currency alignment	(2,048)	(336)	(2,016)	—	(4,400)

At December 31, 2022	37,159	6,297	33,673	—	77,129

Carrying amount:
At December 31, 2021	16,224	5,165	17,845	475	39,709

At December 31, 2022	14,271	5,598	19,923	1,500	41,292

At December 31, 2022, the Group had entered into contractual commitments for the acquisition of plant and equipment amounting to S$0.4 million (2021: S$0.8 million).